NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 277                                                       904


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: December 3, 1996
ESTIMATED CURRENT RETURN:
4.96 - 5.16%
ESTIMATED LONG-TERM RETURN:
5.00 - 5.26%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.6 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.73 to $96.78 depending on the purchase amount
Cusip           67065A 223 monthly payment plan
Numbers         67065A 231 quarterly payment plan
                67065A 249 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-18                                            14.3%
2019-20                                            28.6%
2021-22                                             7.1%
2023-24                                             0.0%
2025+                                              50.0%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 12/02/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.96%
     Tax Equivalent Yield                          8.55%

Treasury Bonds
     Yield                                         6.35%
     Tax Equivalent Yield                          7.00%

Corporate Bonds

     Yield                   7.12%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/29/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/29/96. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   250,000  California Statewide Communities Development Authority, Auxiliary           2006 at 101  AAA   Aaa
              Organization Revenue Certificates of Participation (The University
              Corporation-California State University, Northridge), Series 1996, 6.00%
              Due 4/1/26.
     500,000  California Educational Facilities Authority Revenue Bonds (Santa Clara      2006 at 102  AAA   Aaa
              University), Series 1996, 5.75% Due 9/1/26.
     500,000  State of California, Department of Water Resources, Central Valley Project,  2006 at 101 AAA   Aaa
              Water System Revenue Bonds, Series Q, 5.375% Due 12/1/27. (When issued.)        1/2
     500,000  Contra Costa Water District (Contra Costa County, California), Water        2004 at 102  AAA   Aaa
              Revenue Bonds, Series G, 5.50% Due 10/1/19. (Original issue discount bonds delivered on or about September 7, 1994 at a price of 90.795% of principal amount.)
     250,000  Encinitas Union School District (San Diego County, California), General     No Optional  AAA   Aaa
              Obligation Bonds, Election of 1996, Series 1996, 0.00% Due 8/1/20.              Call
              (Original issue discount bonds delivered on or about August 22, 1996 at a price of 25.145% of principal amount.)
     250,000  Fremont Unified School District, Alameda County, California, 1995 General   2005 at 102  AAA   Aaa
              Obligation Bonds, Series E, 5.50% Due 9/1/19. (Original issue discount bonds delivered on or about July 12, 1995 at a price of 93.659% of principal amount.)
     500,000  Los Angeles County Metropolitan Transportation Authority (California),      2005 at 102  AAA   Aaa
              Proposition C Sales Tax Revenue Bonds, Second Senior Bonds, Series 1995-A,
              5.50% Due 7/1/17.
     500,000  County of Madera, California, Certificates of Participation (Valley         2005 at 102  AAA   Aaa
              Children's Hospital Project), Series 1995, 5.75% Due 3/15/28. (Original
              issue discount bonds delivered on or about August 2, 1995 at a price of
              92.415% of principal amount.)
     250,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM CALIFORNIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/02/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.73     4.90 %      4.96%   5.00%   4.99%   5.02%   5.01%   5.04 %
 500 / $50,000               99.57     4.75        4.97    5.00    5.00    5.03    5.02    5.05
 1,000 / $100,000            99.31     4.50        4.98    5.02    5.01    5.05    5.03    5.07
 2,500 / $250,000            99.05     4.25        4.99    5.04    5.02    5.07    5.04    5.09
 5,000 / $500,000            98.28     3.50        5.03    5.10    5.06    5.13    5.08    5.15
 10,000 / $1,000,000         97.77     3.00        5.06    5.13    5.09    5.16    5.11    5.18
 25,000 / $2,500,000         97.27     2.50        5.08    5.17    5.12    5.20    5.14    5.22
 50,000 / $5,000,000         96.78     2.00        5.11    5.21    5.14    5.24    5.16    5.26

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         4.96  % 7.57%   7.94%   8.55%      9.02 %
         4.97    7.59    7.95    8.57       9.04
         4.98    7.60    7.97    8.59       9.05
         4.99    7.62    7.98    8.60       9.07
         5.03    7.68    8.05    8.67       9.15
         5.06    7.73    8.10    8.72       9.20
         5.08    7.76    8.13    8.76       9.24
         5.11    7.80    8.18    8.81       9.29

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 01/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 1/15/97   $   .3844
 Monthly plan            2/15/97       .4119   $ 4.9438
 Quarterly plan          2/15/97       .4146
                         5/15/97      1.2438     4.9758
 Semi-annual plan        5/15/97      1.6644
                        11/15/97      2.4966     4.9948
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.77 =   100.230
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/02/96)        interest
 100.230      X   $4.9438        =   $495.52
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN COLORADO                                                           NUVEEN
INSURED UNIT TRUST 66                                                        904


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: December 3, 1996
ESTIMATED CURRENT RETURN:
4.82 - 5.02%
ESTIMATED LONG-TERM RETURN:
4.91 - 5.19%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.2 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.37 to $97.40 depending on the purchase amount
Cusip           6706E9 499 monthly payment plan
Numbers         6706E9 507 quarterly payment plan
                6706E9 515 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Colorado

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2011-14                                            14.4%
2015-18                                            20.0%
2019-22                                            28.4%
2023+                                              37.2%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 12/02/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.82%
     Tax Equivalent Yield                          7.90%

Treasury Bonds
     Yield                                         6.35%
     Tax Equivalent Yield                          6.68%

Corporate Bonds
     Yield                   7.12%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/29/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/29/96. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 5.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS COLORADO INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Colorado Health Facilities Authority, Hospital Revenue Bonds (The           2006 at 101  AAA   Aaa
              Children's Hospital Association Project), Series 1996, 5.25% Due 10/1/26.
     175,000  School District No. 12, Adams County, Colorado (Adams Twelve Five Star      2005 at 100  AAA   Aaa
              Schools), General Obligation Bonds, Series 1995A, 0.00% Due 12/15/11.
              (Original issue discount bonds delivered on or about June 15, 1995 at a price of 38.311% of principal amount.)
     500,000  Auraria Higher Education Center (State of Colorado), Student Fee Revenue    2006 at 101  AAA   Aaa
              Refunding Bonds, Series 1996, 5.30% Due 5/1/21.
     500,000  City of Colorado Springs, Colorado, Utilities System Improvement and        2004 at 100  AAA   Aaa
              Refunding Revenue Bonds, Series 1994A,
              200M-5.125% Due 11/15/18,
              300M-5.125% Due 11/15/23.
     500,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series   2006 at 101  AAA   Aaa
              1996A, 5.50% Due 11/15/25. (Original issue discount bonds delivered on or about March 28, 1996 at a price of 93.497% of principal amount.)
     330,000  School District No. 1, in the City and County of Denver and State of        2006 at 100  AAA   Aaa
              Colorado, Lease Purchase Agreement With Denver School Facilities Leasing
              Corporation, Certificates of Participation, Series 1996, 5.70% Due
              12/15/11.
     500,000  Durango School District No. 9-R, La Plata County, Colorado, General         2006 at 100  AAA   Aaa
              Obligation Refunding Bonds, Series 1996, 5.25% Due 11/1/17.
     495,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM COLORADO AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/02/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.37     4.90 %      4.82%   4.91%   4.85%   4.95%   4.87%   4.97 %
 500 / $50,000              100.21     4.75        4.82    4.92    4.86    4.96    4.88    4.98
 1,000 / $100,000            99.95     4.50        4.84    4.94    4.87    4.98    4.89    5.00
 2,500 / $250,000            99.69     4.25        4.85    4.96    4.88    5.00    4.90    5.02
 5,000 / $500,000            98.91     3.50        4.89    5.02    4.92    5.06    4.94    5.08
 10,000 / $1,000,000         98.40     3.00        4.91    5.05    4.95    5.09    4.97    5.11
 25,000 / $2,500,000         97.90     2.50        4.94    5.09    4.97    5.13    4.99    5.15
 50,000 / $5,000,000         97.40     2.00        4.96    5.13    5.00    5.17    5.02    5.19

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.5%   34.5%   39.0%      42.5%
         4.82  % 7.04%   7.36%   7.90%      8.38 %
         4.82    7.04    7.36    7.90       8.38
         4.84    7.07    7.39    7.93       8.42
         4.85    7.08    7.40    7.95       8.43
         4.89    7.14    7.47    8.02       8.50
         4.91    7.17    7.50    8.05       8.54
         4.94    7.21    7.54    8.10       8.59
         4.96    7.24    7.57    8.13       8.63

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 01/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 1/15/97   $   .3757
 Monthly plan            2/15/97       .4026   $ 4.8347
 Quarterly plan          2/15/97       .4053
                         5/15/97      1.2159     4.8667
 Semi-annual plan        5/15/97      1.6284
                        11/15/97      2.4426     4.8857
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.41 =  99.591
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/02/96)        interest
 99.591       X   $4.8347        =   $481.49
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)